SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statement [Line Items]
Exploration and evaluation expenses	$ 12,432,493	$ 14,752,416	$ 5,386,333
Administration expenses	1,161,870	818,856	616,970
Salaries, fees and benefits [Member]
Statement [Line Items]
Exploration and evaluation expenses	6,777,000	7,130,000	2,391,000
Administration expenses	347,000	245,000	194,000
Total	$ 7,124,000	$ 7,375,000	$ 2,585,000